Related Party Transactions - Transactions and balances with Golar Partners and Subsidiaries (Details) - USD ($)	1 Months Ended				6 Months Ended
	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Related Party Transaction [Line Items]
Due from (to) related party					$ 974,000		$ 895,000
Golar LNG Partners
Related Party Transaction [Line Items]
Total					6,864,000	$ 6,977,000
Due from (to) related party					$ 3,867,000		(4,961,000)
Related party transaction rate					5.00%
Termination of related party agreement, period of written notice					120 days
Golar LNG Partners | Golar Management
Related Party Transaction [Line Items]
Termination of related party agreement, period of written notice					30 days
Golar LNG Partners | Management and administrative services revenue
Related Party Transaction [Line Items]
Revenue from related parties					$ 3,947,000	4,747,000
Golar LNG Partners | Ship management fees income
Related Party Transaction [Line Items]
Revenue from related parties					2,632,000	2,230,000
Golar LNG Partners | Interest income
Related Party Transaction [Line Items]
Interest income, related party					285,000	$ 0
Golar LNG Partners | Trading balances due to Golar Power and affiliates
Related Party Transaction [Line Items]
Due from (to) related party					5,801,000		(2,708,000)
Golar LNG Partners | Methane Princess lease security deposit movements
Related Party Transaction [Line Items]
Due from (to) related party					(1,934,000)		$ (2,253,000)
Golar LNG Partners | Loan To Related Party
Related Party Transaction [Line Items]
Receivable with imputed interest, face amount				$ 25,000,000.0
Proceeds from related party debt		$ 5,000,000.0	$ 20,000,000.0
Proceeds from interest received					$ 300,000
Golar LNG Partners | Loan To Related Party | London Interbank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Debt instrument, basis spread on variable rate				5.00%
Golar LNG Partners | Revolving Credit Facility Issuance
Related Party Transaction [Line Items]
Origination of line of credit to related party	$ 25,000,000.0
Payments to fund line of credit to related party	$ 15,000,000.0
Golar LNG Partners | Revolving Credit Facility Issuance | London Interbank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Debt instrument, basis spread on variable rate	5.00%